Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

January 31, 2021

OS-QTLY-0321
1.813050.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value (000s)
Austria - 0.4%
Erste Group Bank AG	57,400	$1,759
Bailiwick of Jersey - 0.3%
Sanne Group PLC	218,526	1,659
Belgium - 0.8%
KBC Groep NV	54,775	3,837
Bermuda - 2.2%
Credicorp Ltd. (United States)	11,733	1,764
Genpact Ltd.	60,848	2,329
Hiscox Ltd. (a)	154,473	1,978
IHS Markit Ltd.	45,636	3,974

TOTAL BERMUDA		10,045

Canada - 1.0%
Constellation Software, Inc.	3,780	4,605
Topicus.Com, Inc. (a)(b)	7,030	26

TOTAL CANADA		4,631

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	13,175	3,344
China - 0.4%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	192,300	1,684
Yunnan Baiyao Group Co. Ltd. (A Shares)	63	1

TOTAL CHINA		1,685

Denmark - 1.2%
DSV Panalpina A/S	35,204	5,512
Finland - 0.6%
Nordea Bank ABP (Stockholm Stock Exchange)	369,826	2,997
France - 12.6%
Air Liquide SA	22,728	3,717
ALTEN (a)	26,475	2,798
Amundi SA (c)	30,516	2,274
BNP Paribas SA (a)	86,100	4,129
Capgemini SA	35,519	5,151
Dassault Systemes SA	20,725	4,144
Edenred SA	71,254	3,871
Kering SA	6,119	4,022
Legrand SA	54,085	4,982
LVMH Moet Hennessy Louis Vuitton SE	15,660	9,468
Pernod Ricard SA	23,243	4,392
Safran SA (a)	33,400	4,199
SR Teleperformance SA	16,988	5,570

TOTAL FRANCE		58,717

Germany - 6.6%
adidas AG	12,049	3,831
Allianz SE	26,023	5,890
Deutsche Borse AG	23,403	3,766
Hannover Reuck SE	24,629	3,826
Merck KGaA	22,200	3,710
SAP SE	18,949	2,404
Siemens Healthineers AG (c)	50,092	2,813
Vonovia SE	64,495	4,316

TOTAL GERMANY		30,556

Hong Kong - 1.8%
AIA Group Ltd.	693,100	8,357
India - 1.3%
HDFC Bank Ltd. (a)	152,884	2,922
Reliance Industries Ltd.	112,700	2,849
Reliance Industries Ltd.	7,513	100

TOTAL INDIA		5,871

Ireland - 3.0%
Flutter Entertainment PLC	13,624	2,543
Kerry Group PLC Class A	27,490	3,733
Kingspan Group PLC (Ireland) (a)	35,700	2,426
Linde PLC	11,134	2,732
UDG Healthcare PLC (United Kingdom)	218,992	2,448

TOTAL IRELAND		13,882

Italy - 1.7%
FinecoBank SpA	210,763	3,293
GVS SpA (c)	31,318	568
Recordati SpA	80,820	4,190

TOTAL ITALY		8,051

Japan - 15.7%
A/S One Corp.	2,937	430
Curves Holdings Co. Ltd.	57,600	458
Daikin Industries Ltd.	19,925	4,207
Elecom Co. Ltd.	35,768	1,695
Hoya Corp.	53,431	6,833
Iriso Electronics Co. Ltd.	28,984	1,319
Kao Corp.	46,509	3,373
Keyence Corp.	9,617	5,154
KH Neochem Co. Ltd.	54,824	1,236
Koshidaka Holdings Co. Ltd.	57,600	229
Nexon Co. Ltd.	109,826	3,339
Nitori Holdings Co. Ltd.	14,930	2,963
NOF Corp.	55,071	2,645
Olympus Corp.	138,276	2,494
Oracle Corp. Japan	13,903	1,639
Persol Holdings Co. Ltd.	130,660	2,444
Recruit Holdings Co. Ltd.	110,434	4,804
Relo Group, Inc.	79,446	1,975
S Foods, Inc.	40,192	1,335
SMC Corp.	7,386	4,468
Sony Corp.	75,724	7,248
Suzuki Motor Corp.	54,271	2,439
TIS, Inc.	71,327	1,587
Tokyo Electron Ltd.	14,927	5,673
Tsuruha Holdings, Inc.	24,651	3,276

TOTAL JAPAN		73,263

Kenya - 0.4%
Safaricom Ltd.	5,711,600	1,859
Korea (South) - 1.6%
LG Chemical Ltd.	4,340	3,558
Samsung Electronics Co. Ltd.	52,316	3,836

TOTAL KOREA (SOUTH)		7,394

Luxembourg - 0.1%
InPost SA	21,500	517
Netherlands - 8.0%
ASM International NV (Netherlands)	12,400	3,178
ASML Holding NV (Netherlands)	20,906	11,161
BE Semiconductor Industries NV	33,922	2,332
Euronext NV (c)	20,883	2,252
IMCD NV	40,850	5,069
JDE Peet's BV	58,632	2,262
Koninklijke Philips Electronics NV	110,169	6,005
Wolters Kluwer NV	57,741	4,796

TOTAL NETHERLANDS		37,055

New Zealand - 0.6%
EBOS Group Ltd.	129,028	2,654
Norway - 0.6%
Schibsted ASA:
(A Shares)	74,200	2,805
(B Shares)	99	3

TOTAL NORWAY		2,808

South Africa - 1.0%
Naspers Ltd. Class N	19,262	4,456
Spain - 3.8%
Aena Sme SA (a)(c)	18,500	2,858
Amadeus IT Holding SA Class A	69,096	4,411
Cellnex Telecom SA (c)	58,700	3,441
Iberdrola SA	520,450	7,064
Iberdrola SA rights (a)	616,630	120
Prosegur Cash SA (c)	3,980	3

TOTAL SPAIN		17,897

Sweden - 6.8%
Addlife AB	266,585	4,664
AddTech AB (B Shares)	239,987	3,188
ASSA ABLOY AB (B Shares)	144,563	3,575
Atlas Copco AB (A Shares)	78,673	4,268
Hexagon AB (B Shares)	59,691	5,229
Indutrade AB	264,925	5,447
Nordnet AB	98,300	1,583
Swedish Match Co. AB	48,521	3,751

TOTAL SWEDEN		31,705

Switzerland - 10.8%
Alcon, Inc. (a)	40,820	2,927
Julius Baer Group Ltd.	72,357	4,378
Lonza Group AG	7,267	4,641
Nestle SA (Reg. S)	110,035	12,340
Roche Holding AG (participation certificate)	30,144	10,403
Sika AG	20,838	5,671
Sonova Holding AG Class B	13,761	3,328
Temenos Group AG	13,130	1,663
Zurich Insurance Group Ltd.	12,242	4,895

TOTAL SWITZERLAND		50,246

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	213,300	4,506
United Kingdom - 9.7%
Beazley PLC	415,544	1,773
Compass Group PLC	260,854	4,660
Cranswick PLC	42,556	1,991
Dechra Pharmaceuticals PLC	50,084	2,475
Diageo PLC	162,376	6,519
Diploma PLC	89,867	2,854
Dr. Martens Ltd. (a)	44,600	226
JTC PLC (c)	136,300	1,135
Lloyds Banking Group PLC	1	0
London Stock Exchange Group PLC	50,190	5,958
Mondi PLC	150,627	3,565
RELX PLC (London Stock Exchange)	207,484	5,153
Rentokil Initial PLC (a)	625,533	4,265
Smith & Nephew PLC	146,979	3,094
Volution Group PLC (a)	408,251	1,633

TOTAL UNITED KINGDOM		45,301

United States of America - 5.7%
Ares Management Corp.	54,523	2,462
Boston Scientific Corp. (a)	57,622	2,042
Equifax, Inc.	13,100	2,320
Fidelity National Information Services, Inc.	15,017	1,854
Global Payments, Inc.	17,564	3,100
Intercontinental Exchange, Inc.	29,678	3,275
Marsh & McLennan Companies, Inc.	32,730	3,597
Moody's Corp.	9,000	2,396
NICE Systems Ltd. sponsored ADR (a)	8,310	2,171
Roper Technologies, Inc.	8,444	3,318

TOTAL UNITED STATES OF AMERICA		26,535

TOTAL COMMON STOCKS
(Cost $337,500)		467,099
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $337,500)		467,099
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,840)
NET ASSETS - 100%		$465,259

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,344,000 or 3.3% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$0
Total	$0

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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